STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details) - Subsidiary [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Stock Option, Number
Outstanding, Beginning Balance | shares	290,500
Granted | shares
Exercised | shares
Forfeited/Expired | shares
Outstanding, Ending Balance | shares	290,500
Exercisable at end of period | shares	130,250
Stock Option, Weighted Average Exercise Price
Outstanding, Beginning Balance | $ / shares	$ 0.01
Granted | $ / shares
Exercised | $ / shares
Forfeited/Expired | $ / shares
Outstanding, Ending Balance | $ / shares	0.01
Exercisable at end of period | $ / shares	$ 0.01
Stock Option, Additional Disclosures
Weighted Average Remaining Contractual Term	8 years 6 months
Weighted Average Remaining Contractual Term. Exercisable	8 years 6 months